Merger	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Merger	Merger, Acquisition and Other Transactions
On March 27, 2025, the Company distributed its equity interest in Triton Container Finance VIII LLC ("TCF VIII"), a special purpose securitization subsidiary of Triton, to Thanos Holdings Limited ("Parent") (the “TCF VIII Distribution”). The
effective date of the TCF VIII Distribution used for accounting purposes was March 31, 2025. As of March 31, 2025, TCF VIII had total assets of approximately $1.8 billion, consisting primarily of revenue earning assets, total indebtedness of approximately $1.3 billion, and shareholders’ equity of approximately $0.5 billion. From April 1, 2025 forward, revenues and net income related to TCF VIII are no longer included in the Company's Consolidated Statements of Operations. Following the TCF VIII Distribution, the Company continues to manage the containers in the TCF VIII securitization portfolio, for which it is entitled to receive management fees. For the three months ended June 30, 2025, the Company received $7.1 million of management fees.